Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net
	December 31, 2020	December 31, 2019
Software	$79,406	$74,445
Less: accumulated amortization	(44,473)	(20,672)
Intangible assets, net	$34,933	$53,773

Schedule of estimated amortization expenses
Year ending December 31,	Amortization expense
2021	34,933
Total	$34,933